Other income/(expenses), net - Narrative (Details) € in Thousands, £ in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Sep. 08, 2023 EUR (€)	May 31, 2023 GBP (£)	Feb. 28, 2022 EUR (€) grant	Feb. 28, 2022 GBP (£) grant	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
Increase in other operating income (expense)					€ 9,300
Increase in other operating income (expense), percentage					76.00%	76.00%
Other income and expenses, net					€ 21,520		€ 12,199	€ 22,976
Grant income					11,350		191	1,684
Research and development tax credit					6,797		15,348	21,949
Gains on litigation settlements					4,700
Other revenues					9,088		246,506	285,101
Austria
Disclosure of attribution of expenses by nature to their function [line items]
Research and development tax credit							13,900	€ 20,200
Legal proceedings provision
Disclosure of attribution of expenses by nature to their function [line items]
Increase of litigation provision							3,100
Non-current assets held for sale | BliNK Biomedical SAS
Disclosure of attribution of expenses by nature to their function [line items]
Profit (loss) from disposal of assets (liabilities) classified as held for sale	€ 200				300
CTM Unit, Sweden | Disposal groups classified as held for sale
Disclosure of attribution of expenses by nature to their function [line items]
Profit (loss) from disposal of assets (liabilities) classified as held for sale					(1,400)
Scottish Enterprise
Disclosure of attribution of expenses by nature to their function [line items]
Grant income					11,100	£ 9.6
Number of grants received | grant			2	2
Decrease in available funding | £		£ 0.7
Government grant awarded, period		3 years
Scottish Enterprise | Maximum
Disclosure of attribution of expenses by nature to their function [line items]
Government grant awarded			€ 23,900	£ 20.0
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ | Partnering agreement, CEPI
Disclosure of attribution of expenses by nature to their function [line items]
Grant income					200		200
Other revenues					€ 5,000		€ 3,900
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ | Partnering agreement, CEPI | Maximum
Disclosure of attribution of expenses by nature to their function [line items]
Amount to be released under contract | $									$ 24.6